Schedule of Financial Assets (Detail) - Foreign Exchange Risk - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Carrying amount | Foreign Exchange Contract | Borrowings and Financing
Financial Assets and Liabilities [Line Items]
Financial liabilities	R$ 8,816,766
Carrying amount | Foreign Exchange Contract | Cash
Financial Assets and Liabilities [Line Items]
Financial assets	70,116	R$ 82,482
Carrying amount | Foreign Exchange Contract | Cash Equivalents
Financial Assets and Liabilities [Line Items]
Financial assets	154,514	1,307
Carrying amount | Foreign Exchange Contract | Short-term Investments
Financial Assets and Liabilities [Line Items]
Financial assets		662
Carrying amount | Interest Rate Contract | Borrowings and Financing
Financial Assets and Liabilities [Line Items]
Financial liabilities	7,633,140
Carrying amount | Interest Rate Contract | Cash Equivalents
Financial Assets and Liabilities [Line Items]
Financial assets	3,943,324	6,583,877
Carrying amount | Interest Rate Contract | Short-term Investments
Financial Assets and Liabilities [Line Items]
Financial assets	238,962	135,624
Fair Value | Foreign Exchange Contract | Borrowings and Financing
Financial Assets and Liabilities [Line Items]
Financial liabilities	9,548,690
Fair Value | Foreign Exchange Contract | Cash
Financial Assets and Liabilities [Line Items]
Financial assets	70,116	82,482
Fair Value | Foreign Exchange Contract | Cash Equivalents
Financial Assets and Liabilities [Line Items]
Financial assets	154,514	1,307
Fair Value | Foreign Exchange Contract | Short-term Investments
Financial Assets and Liabilities [Line Items]
Financial assets		662
Fair Value | Interest Rate Contract | Borrowings and Financing
Financial Assets and Liabilities [Line Items]
Financial liabilities	7,633,140
Fair Value | Interest Rate Contract | Cash Equivalents
Financial Assets and Liabilities [Line Items]
Financial assets	3,943,324	6,583,877
Fair Value | Interest Rate Contract | Short-term Investments
Financial Assets and Liabilities [Line Items]
Financial assets	R$ 238,962	R$ 135,624